AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2020
	Shares	Value
Common Stocks - 97.4%
Consumer Discretionary - 12.6%
Churchill Downs, Inc.	44,449	$4,576,025
Chuy's Holdings, Inc.*	86,820	874,277
Five Below, Inc.*	65,240	4,591,591
Grand Canyon Education, Inc.*	101,064	7,709,667
Helen of Troy, Ltd.*	31,037	4,470,259
Lithia Motors, Inc., Class A1	49,648	4,060,710
Ollie's Bargain Outlet Holdings, Inc.*	79,100	3,665,494
Oxford Industries, Inc.[1]	52,057	1,887,587
Skyline Champion Corp.*	220,198	3,452,705
Texas Roadhouse, Inc.	141,132	5,828,752
Wolverine World Wide, Inc.	128,720	1,956,544

Total Consumer Discretionary		43,073,611
Consumer Staples - 4.5%
Central Garden & Pet Co.*,1	80,478	2,213,145
Central Garden & Pet Co., Class A*	187,247	4,787,906
Performance Food Group Co.*	198,582	4,908,947
WD-40 Co.[1]	17,460	3,506,841

Total Consumer Staples		15,416,839
Energy - 0.7%
Dril-Quip, Inc.*	52,850	1,611,925
WPX Energy, Inc.*	241,600	736,880

Total Energy		2,348,805
Financials - 14.9%
Ameris Bancorp	158,748	3,771,852
AMERISAFE, Inc.	89,895	5,795,531
Cathay General Bancorp	199,365	4,575,427
Cohen & Steers, Inc.	83,314	3,786,621
Glacier Bancorp, Inc.[1]	178,031	6,053,944
Horace Mann Educators Corp.	129,111	4,724,171
Houlihan Lokey, Inc.	97,867	5,100,828
Meridian Bancorp, Inc.	156,413	1,754,954
Pacific Premier Bancorp, Inc.[1]	194,463	3,663,683
PRA Group, Inc.*	102,425	2,839,221
Seacoast Banking Corp. of Florida*	162,570	2,976,657
Stifel Financial Corp.	98,070	4,048,330
Webster Financial Corp.	78,224	1,791,330

Total Financials		50,882,549
Health Care - 17.8%
AtriCure, Inc.*	161,634	5,429,286
Cantel Medical Corp.[1]	44,709	1,605,053
Catalent, Inc.*	148,345	7,706,523
	Shares	Value

CryoLife, Inc.*,1	86,338	$1,460,839
CryoPort, Inc.*,1	135,278	2,309,195
Globus Medical, Inc., Class A*	182,584	7,765,298
HealthEquity, Inc.*	39,800	2,013,482
ICU Medical, Inc.*	31,581	6,372,098
Integra LifeSciences Holdings Corp.*	101,066	4,514,618
LHC Group, Inc.*	36,390	5,101,878
Phreesia, Inc.*	76,278	1,604,126
Quidel Corp.*	39,606	3,873,863
Syneos Health, Inc.*	160,578	6,329,985
Veracyte, Inc.*	196,103	4,767,264

Total Health Care		60,853,508
Industrials - 16.7%
Alamo Group, Inc.	49,600	4,403,488
Allegiant Travel Co.	33,300	2,723,940
Heartland Express, Inc.	240,167	4,459,901
Helios Technologies, Inc.	81,590	3,093,893
ICF International, Inc.	95,523	6,562,430
Mobile Mini, Inc.	133,358	3,497,980
Patrick Industries, Inc.	106,059	2,986,622
Primoris Services Corp.	239,668	3,810,721
RBC Bearings, Inc.*	46,415	5,235,148
Ritchie Bros. Auctioneers, Inc. (Canada)	189,020	6,460,704
SiteOne Landscape Supply, Inc.*,1	64,074	4,717,128
Universal Forest Products, Inc.	156,523	5,821,090
US Ecology, Inc.	105,141	3,196,286

Total Industrials		56,969,331
Information Technology - 16.0%
CACI International, Inc., Class A*	15,700	3,315,055
The Descartes Systems Group, Inc. (Canada)*	84,334	2,900,246
Entegris, Inc.	133,875	5,993,584
HubSpot, Inc.*	52,825	7,035,762
MACOM Technology Solutions Holdings, Inc.*,1	142,809	2,703,374
Novanta, Inc.*	57,775	4,615,067
Paylocity Holding Corp.*	56,872	5,022,935
Power Integrations, Inc.	35,417	3,128,384
Proofpoint, Inc.*	37,849	3,882,929
Rapid7, Inc.*	82,531	3,576,068
Rogers Corp.*	35,257	3,328,966
Silicon Laboratories, Inc.*	58,176	4,968,812
Virtusa Corp.*	146,850	4,170,540

Total Information Technology		54,641,722

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 5.2%
Balchem Corp.	51,521	$5,086,153
Compass Minerals International, Inc.[1]	62,061	2,387,487
PolyOne Corp.	222,810	4,226,706
Silgan Holdings, Inc.	208,553	6,052,208

Total Materials		17,752,554
Real Estate - 5.7%
National Health Investors, Inc., REIT	82,790	4,099,761
QTS Realty Trust, Inc., Class A, REIT [1]	131,852	7,648,734
Ryman Hospitality Properties, Inc., REIT	56,287	2,017,889
STAG Industrial, Inc., REIT	250,363	5,638,175

Total Real Estate		19,404,559
Utilities - 3.3%
IDACORP, Inc.	62,326	5,471,599
NorthWestern Corp.	97,418	5,828,519

Total Utilities		11,300,118

Total Common Stocks (Cost $351,035,776)		332,643,596

Principal Amount
Short-Term Investments - 2.7%
Joint Repurchase Agreements - 0.3%[2]
Citigroup Global Markets, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $106,790 (collateralized by various U.S. Treasuries, 0.250% - 4.250%, 07/15/29 - 02/15/50, totaling $108,926)	$106,790	106,790
	Principal Amount	Value

HSBC Securities USA, Inc., dated 03/31/20, due 04/01/20, 0.010% total to be received $1,000,000 (collateralized by various U.S. Government Agency Obligations, 2.500% - 8.000%, 02/01/30 - 03/01/56, totaling $1,020,000)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,106,790

	Shares
Other Investment Companies - 2.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.29%[3]	2,667,667	2,667,667
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.39%[3]	2,667,667	2,667,667
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.35%[3]	2,748,506	2,748,506

Total Other Investment Companies		8,083,840

Total Short-Term Investments (Cost $9,190,630)		9,190,630
Total Investments - 100.1% (Cost $360,226,406)		341,834,226
Other Assets, less Liabilities - (0.1)%		(466,745)
Net Assets - 100.0%		$341,367,481

*	Non-income producing security.
[1]	Some of these securities, amounting to $21,368,825 or 6.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the March 31, 2020, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

REIT	Real Estate Investment Trust

AMG GW&K Small Cap Core Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$332,643,596	—	—	$332,643,596
Short-Term Investments
Joint Repurchase Agreements	—	$1,106,790	—	1,106,790
Other Investment Companies	8,083,840	—	—	8,083,840
Total Investments in Securities	$340,727,436	$1,106,790	—	$341,834,226

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2020, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2020, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$21,368,825	$1,106,790	$20,514,038	$21,620,828
The following table summarizes the securities received as collateral for securities lending at March 31, 2020:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	04/07/20-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.